Expense Example - FidelityClimateActionFund-AMCIZPRO - FidelityClimateActionFund-AMCIZPRO - Fidelity Climate Action Fund	Jul. 29, 2023 USD ($)
Fidelity Advisor Climate Action Fund - Class A
Expense Example:
1 year	$ 700
3 years	1,072
5 years	1,490
10 years	2,652
Fidelity Advisor Climate Action Fund - Class M
Expense Example:
1 year	502
3 years	906
5 years	1,351
10 years	2,585
Fidelity Advisor Climate Action Fund - Class C
Expense Example:
1 year	308
3 years	743
5 years	1,325
10 years	2,740
Fidelity Advisor Climate Action Fund - Class I
Expense Example:
1 year	107
3 years	423
5 years	781
10 years	1,788
Fidelity Advisor Climate Action Fund - Class Z
Expense Example:
1 year	92
3 years	377
5 years	701
10 years	$ 1,621